Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Intangible Assets, Net

10. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	As of December 31,
	2020	2021
Automotive Manufacturing Permission (Note 5)	647,174	647,174
Indefinite‑lived intangible assets, net	647,174	647,174
Software	58,097	137,576
Patents	694	694
Definite‑lived intangible assets	58,791	138,270
Less: Accumulated amortization
Software	(21,990)	(33,290)
Patents	(694)	(694)
Accumulated amortization	(22,684)	(33,984)
Definite‑lived intangible assets, net	36,107	104,286
Total intangible assets, net	683,281	751,460

The Group recorded amortization expenses of RMB9,218, RMB8,985 and RMB11,300 for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, amortization expenses related to intangible assets for future periods are estimated to be as follows:

As of December 31,
2021
2022	16,540
2023	14,121
2024	11,348
2025	9,815
2026 and thereafter	52,462
Total	104,286